Cover Page	Oct. 22, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 22, 2024
Entity Incorporation, State or Country Code	L2
Entity File Number	001-31560
Entity Tax Identification Number	98-1597419
Entity Address, Address Line One	121 Woodlands Avenue 5
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	739009
City Area Code	65
Local Phone Number	6018-2562
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value $0.00001 per share
Trading Symbol	STX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Registrant Name	Seagate Technology Holdings plc
Entity Central Index Key	0001137789
Amendment Flag	false